SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property and equipment
Years

Building	25 - 63
Buildings' improvements	5 - 20
Condominium units	30